Senior Secured Convertible Note (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Jul. 12, 2022 $ / shares shares	Jan. 18, 2022 CAD ($)	May 27, 2021 CAD ($) shares	May 27, 2021 USD ($) shares	Jul. 31, 2022 CAD ($) shares	Jul. 31, 2022 USD ($) shares	Jul. 31, 2021 CAD ($)	Jul. 31, 2022 USD ($)	May 27, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Gain on fair value due to changes in credit spread, net of tax | $					$ 17,091		$ 1,169
Senior Secured Convertible Notes
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			$ 434,628						$ 360,000
Proceeds from issue of bonds, notes and debentures			$ 395,511	$ 327,600
Percentage of principal amount of notes sold			91.00%	91.00%
Percent of principal amount if not converted or redeemed earlier			110.00%						110.00%
Redemption amount		$ 10,111	$ 478,091	$ 396,000
Number of shares issued per $1 USD principal amount of notes			142.6533	142.6533	142.6533	142.6533
Percentage of principal outstanding					115.00%			115.00%
Amount immediately payable in event of default					$ 259,981			$ 199,755
Common shares issued as compensation for amendment	56,100,000
Number of share rights issued	11,674,266
Percentage of principal amount of convertible note payable	12.00%
Share price per share right | $ / shares	$ 400
Percentage of product at original conversion rate					115.00%			115.00%
Gain on fair value due to changes in credit spread, net of tax | $					$ 23,964		$ 1,590
Unrecognized day 1 loss					$ 96,200	$ 79,700
Percentage of optional redemptions		110.00%